SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Lessee Disclosure [Abstract]
Operating leases, Year 1	$ 83,553	$ 34,462
Finance leases, Year 1	1,387,011	1,444,834
Year 1	1,470,564	1,479,296
Operating leases, Year 2	27,462	13,090
Finance leases, Year 2	1,078,815	783,110
Year 2	1,106,277	796,200
Operating leases, Year 3
Finance leases, Year 3	847,067	652,262
Year 3	847,067	652,262
Operating leases, Year 4
Finance leases, Year 4	307,453	391,328
Year 4	307,453	391,328
Operating leases, Year 5 and thereafter
Finance leases, Year 5 and thereafter	124,923	94,746
Year 5 and thereafter	124,923	94,746
Operating leases, Total undiscounted lease payments	111,015	47,552
Finance leases, Total undiscounted lease payments	3,745,269	3,366,280
Total undiscounted lease payments	3,856,284	3,413,832
Operating leases, Imputed interest	(3,958)	(1,387)
Finance leases, Imputed interest	(360,814)	(250,021)
Less: imputed interest	(364,772)	(251,408)
Operating leases, Lease liabilities recognized in the Consolidated Balance Sheet	107,057	46,165
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	3,384,455	3,116,259
Lease liabilities recognized in the Consolidated Balance Sheet	$ 3,491,512	$ 3,162,424